Long-term debt (Tables)	12 Months Ended
Mar. 26, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 7.75% (CDOR plus 8.25% in fiscal 2021), repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $314,000 a nd $167,000, respectively). Refer to note 6 for additional information.	12,186	12,333
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $20,000 and $44,000, respectively).	8,816	9,956
$0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in May 2021.	374	—
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 14 (c))	1,875	1,887
USD $2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 14 (c)). Repayable in August 2021.	—	1,573
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	249	273

	23,500	26,022
Current portion of long-term debt	2,129	2,960

	$21,371	$23,062

Summary of Future Minimum Lease Payments for Finance Leases
(d)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2023	$75
2024	69
2025	67
2025	54
2026	—
265
Less imputed interes t	16

$249

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
(e)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2023	$2,146
2024	2,141
2025	2,139
2026	1,794
2027	13,387
Thereafter	1,893

$23,500